Income Taxes - Components of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets:
Net operating loss carryforwards	$ 53,228	$ 53,654
Tax credit carryforwards	3,944	3,034
Accrued expenses	687	1,737
Stock based compensation	4,591	7,750
Intangibles	2,240	3,366
Other	903	1,181
Gross deferred tax assets	65,593	70,722
Valuation allowance	(65,593)	(70,722)
Net deferred tax assets	$ 0	$ 0